CECL (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities issued by foreign governments
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Purchases	SFr 463	SFr 971
Corporate debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Purchases	SFr 168